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           PACIFIC GLOBAL FUND, INC. D/B/A PACIFIC ADVISORS FUND INC.

                       SUPPLEMENT DATED NOVEMBER 13, 2000
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2000

     This Supplement is being provided to notify you that Hamilton & Bache, Inc. ("H&B") has resigned its positions as Sub-Adviser of the Balanced Fund and Co-Manager of the Income and Equity Fund, effective November 10, 2000, and to notify you of the steps being taken to replace H&B in those positions.

     The Company proposes to retain Bache Capital Management, Inc. ("BCM") as the new Sub-Adviser to the Balanced Fund and Co-Manager of the Income and Equity Fund. BCM was founded by Stephen K. Bache, CFA, former Chief Investment Officer of H&B. BCM is engaged principally in the business of rendering investment advisory services and is registered as an investment adviser with the U.S. Securities and Exchange Commission.

     On November 10, 2000, the Company's Board of Directors approved a Sub-Advisory Agreement with BCM, whereby BCM will act as Sub-Adviser to the Balanced Fund and a Co-Management Agreement with Pacific Global Investment Management Company ("PGMIC") and BCM, whereby BCM will act as Co-Manager, and PGIMC will continue to act as Co-Manager, of the Income and Equity Fund. The terms of the Sub-Advisory and Co-Management Agreements with BCM are identical in all material respects, including the rate of compensation to be paid to BCM, to the terms of the Sub-Advisory and Co-Management Agreements with H&B. Neither Agreement will be effective until approved by the appropriate Fund's shareholders.

     Accordingly, a special meeting of the shareholders of the Balanced Fund and the Income and Equity Fund is scheduled for February 28, 2001, at which time shareholders will cast their vote to approve the Sub-Advisory Agreement with BCM for Balanced Fund and the Co-Management Agreement with BCM and PGIMCO for the Income and Equity Fund. We currently plan to mail proxy materials to shareholders in mid-January 2001.

     Until the shareholder vote is taken, the Board of Directors has authorized BCM to act as Sub-Adviser to the Balanced and as Co-Manager of the Income and Equity Fund on an interim basis. Any compensation due to BCM with respect to this interim period will be held in escrow until the shareholders vote.

     This Supplement updates certain information contained in the prospectus of Pacific Advisors Fund Inc. (the "Prospectus") dated May 1, 2000. YOU SHOULD AFFIX THIS SUPPLEMENT TO YOUR PROSPECTUS AND RETAIN BOTH THE SUPPLEMENT AND PROSPECTUS FOR FUTURE REFERENCE. You may obtain an additional copy of the Prospectus, free of charge, if you write to Pacific Advisors


                                       1
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Fund Inc. (the "Company") at 206 North Jackson Street, Suite 301, Glendale,
California 91206 or call 1-800-282-6693.

     INSERT THE FOLLOWING SENTENCE AFTER THE SECOND SENTENCE OF THE SECOND PARAGRAPH UNDER THE HEADING "WAIVING FEES TO KEEP COSTS DOWN" ON PAGE 12 OF THE
PROSPECTUS:

     Effective January 1, 2001, PGIMC no longer will reduce its fee to the Balanced Fund.

REPLACE THE NAME "HAMILTON & BACHE (`H&B')" WITH THE NAME "BACHE CAPITAL MANAGEMENT, INC. (`BCM')" AND THE ABBREVIATION "H&B" WITH "BCM" UNDER THE HEADING "WAIVING FEES TO KEEP COSTS DOWN" ON PAGE 12 OF THE PROSPECTUS.

REPLACE THE SECOND BULLET POINT UNDER THE HEADING "INVESTMENT MANAGER" ON PAGE 25 OF THE PROSPECTUS WITH THE FOLLOWING:

     - co-manage the investment activities of the Income and Equity Fund with Bache Capital Management, Inc., the interim Co-Manager;

REPLACE THE FOURTH AND FIFTH PARAGRAPHS UNDER THE HEADING "CO-MANAGERS AND ADVISERS" ON PAGE 26 OF THE PROSPECTUS WITH THE FOLLOWING PARAGRAPHS:

BACHE CAPITAL MANAGEMENT, INC. ("BCM"), is the interim adviser to the Balanced Fund and interim co-manager of the Income and Equity Fund. Stephen K. Bache is interim portfolio manager for the Balanced Fund and interim co-portfolio manager of the Income and Equity Fund.

BCM is wholly-owned by Stephen K. Bache, CFA, founder and Chief Investment Officer. He founded the firm and began operations in 2000. Prior to founding BCM, Stephen K. Bache, CFA, was Chief Investment Officer of Hamilton & Bache, the former adviser to the Balanced Fund and co-manager of the Income and Equity Fund. BCM is located at 3 Berkshire Place, La Canada, CA 91011.

REPLACE THE FIRST SENTENCE UNDER THE HEADING "MANAGEMENT AND ADVISORY FEES" ON PAGE 27 OF THE PROSPECTUS WITH THE FOLLOWING SENTENCES:

The Fund pays PGIMC and BCM (as co-manager of the Income and Equity Fund only) directly for their services to the Funds. However, any compensation due BCM (as interim co-manager of the Income and Equity Fund only) will be held in escrow until such time as the shareholders approve the Co-Management Agreement between BCM and the Income and Equity Fund.

REPLACE THE SECOND PARAGRAPH UNDER THE HEADING "MANAGEMENT AND ADVISORY FEES" ON PAGE 27 OF THE PROSPECTUS WITH THE FOLLOWING:


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As described above (see Fee Table, page 11), PGIMC and BCM (with respect to the
Income and Equity Fund only) are waiving their management fees and are absorbing or reimbursing expenses in order to keep the fund expenses of the Government Securities Fund, Income and Equity Fund, and Growth Fund below certain levels. In addition, until January 1, 2001, PGIMC will reduce its management fee on the Balanced Fund by 0.40% of average daily net assets. Beginning January 1, 2001, PGIMC no longer will reduce its management fee on the Balanced Fund.


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           PACIFIC GLOBAL FUND, INC. D/B/A PACIFIC ADVISORS FUND INC.

                       SUPPLEMENT DATED NOVEMBER 13, 2000
                                     TO THE
                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2000



     This Supplement updates certain information contained in the statement of additional information ("SAI") for Pacific Advisors Fund Inc., dated May 1, 2000. YOU SHOULD AFFIX THIS SUPPLEMENT TO YOUR SAI AND RETAIN BOTH THE SUPPLEMENT AND SAI FOR FUTURE REFERENCE. You may obtain an additional copy of the SAI, free of charge, if you write to Pacific Advisors Fund Inc. (the "Company") at 206 North Jackson Street, Suite 301, Glendale, California 91206 or call 1-800-282-6693.

REPLACE THE FIRST PARAGRAPH UNDER THE HEADING "INVESTMENT MANAGER, CO-MANAGER, AND ADVISERS ON PAGE S-18 OF THE SAI WITH THE FOLLOWING PARAGRAPH:

     Pacific Global Investment Management Company (the "Manager" or "Pacific Global") serves as manager pursuant to separate agreements between the Company on behalf of each Fund and the Manager (the "Management Agreements"). The Manager and the Company, on behalf of the Government Securities Fund and the Balanced Fund, have entered into sub-advisory agreements ("Sub-Advisory Agreements") with registered investment advisers (the "Advisers"). Spectrum Asset Management, Inc. ("Spectrum") serves as Adviser to the Government Securities Fund; Bache Capital Management, Inc. ("BCM") serves as Adviser to the Balanced Fund on an interim basis; and Pacific Global serves as Adviser to the Small Cap Fund and the Growth Fund. The Company, on behalf of the Income and Equity Fund, entered into an interim co-management agreement ("Co-Management Agreement") with the Manager and BCM as of November 10, 2000. Under the Co-Management Agreement, the Manager and BCM ("Co-Manager") co-manage the investment and reinvestment of the Fund's assets.

Each Management Agreement and the Sub-Advisory Agreement for the Government Securities Fund has been approved by applicable shareholders. The Sub-Advisory Agreement for the Balanced Fund and the Co-Management Agreement for the Income and Equity Fund were approved by the Board of Directors, including a majority of the non-"interested" persons, and will be submitted for approval by the applicable shareholders at a special meeting of the shareholders scheduled for February 28, 2001. Until the shareholder vote is taken, BCM acts as Adviser to the Balanced Fund and Co-Manager of the Income and Equity Fund on an interim basis pursuant to interim agreements, the terms of which are identical in all material respects to the Agreements approved by the Board of Directors, except that any compensation due BCM under the Agreements will be held in escrow until after the shareholders vote.
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REPLACE THE SECOND SENTENCE UNDER THE HEADING "ADVISERS AND CO-MANAGER" ON PAGE
S-18 OF THE SAI WITH THE FOLLOWING SENTENCE:

BCM is a California corporation, all of the shares of which are owned by Stephen
K. Bache.

REPLACE THE THIRD SENTENCE UNDER THE HEADING "THE MANAGER'S, CO-MANAGER'S AND ADVISERS' FEES" ON PAGE S-19 OF THE SAI WITH THE FOLLOWING SENTENCES:

As further described in the Table, the Company pays BCM for its services as Co-Manager to the Income and Equity Fund. However, until the Fund's shareholders approve a Co-Management Agreement with BCM, any compensation due BCM for its services as Co-Manager will be held in escrow.

INSERT THE FOLLOWING SENTENCE AT THE END OF THE FIRST PARAGRAPH UNDER THE HEADING "EXPENSE LIMITATION AGREEMENTS" ON PAGE S-21 OF THE SAI:

In accordance with these provisions, the Expense Limitation Agreement applicable to the Balanced Fund will terminate effective January 1, 2001.